Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net cash provided by (used in) operating activities	¥ (239,544)	$ (34,408)	¥ 345,590	¥ 625,588
Net cash provided by investing activities	(1,085,226)	(155,883)	538,636	(231,493)
Net cash provided by (used in) financing activities	(485,070)	(69,675)	(546,511)	508,066
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,506	792	44,624	(73,275)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,804,334)	(259,174)	382,339	828,886
Cash, cash equivalents and restricted cash at beginning of year	2,789,976	400,753	2,407,637	1,578,751
Cash, cash equivalents and restricted cash at end of year	985,642	141,579	2,789,976	2,407,637
Parent Company [Member]
Net cash provided by (used in) operating activities	(15,258)	(2,192)	243	40,685
Net cash provided by investing activities	375,584	53,950	339,955	265,767
Net cash provided by (used in) financing activities	(494,055)	(70,967)	(526,532)	23,929
Effect of exchange rate changes on cash, cash equivalents and restricted cash	64,769	$ 9,304	66,054	(35,413)
Net increase (decrease) in cash, cash equivalents and restricted cash			(120,280)	294,968
Cash, cash equivalents and restricted cash at beginning of year	¥ 318,546		438,826	143,858
Cash, cash equivalents and restricted cash at end of year			¥ 318,546	¥ 438,826